Financial assets, liabilities and financial results (telecom activities) - Market value of derivatives - Additional information (Details) - Operating segments [member] - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Economic hedges [member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange effect	€ (140)	€ (90)
Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives held for trading	176	(79)	€ (199)
Telecom activities, operating segment [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange effect	694	657	251
Telecom activities, operating segment [member] | Economic hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives held for trading	€ (70)	€ (165)	€ (210)